Leases - Summary of Information Related To Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Disclosure Of Supplemental Information Related To Operating Leases [Line Items]
Operating lease ROU assets	¥ 28,941	$ 4,541	¥ 4,282
Operating lease liabilities-non-current	(17,076)	(2,680)	(587)	¥ (3,400)
Operating lease liabilities-current	(13,929)	$ (2,186)	(3,709)	(8,300)
Total operating lease liabilities	¥ (31,005)		¥ (4,296)	¥ (11,700)
Weighted average remaining lease term	2 years 6 months	2 years 6 months	1 year 3 months 18 days
Weighted average discount rate	7.00%	7.00%	7.00%